Financial Assets and Financial Liabilities	6 Months Ended
Dec. 31, 2023
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities
4	Financial assets and financial liabilities

(a)	Trade and other receivables

		Consolidated entity
		31 December			30 June
		2023			2023
		Current	Non- current	Total	Current	Non- current	Total
	Notes	$	$	$	$	$	$
Trade receivables (i)		352,869	-	352,869	46,949	-	46,949
Loss allowance		(16,486)	-	(16,486)	(27,920)	-	(27,920)
		336,383	-	336,383	19,029	-	19,029
Accrued income - Australian R&D tax incentive refund		222,998	-	222,998	398,391	-	398,391
Total trade and other receivables		559,381	-	559,381	417,420	-	417,420

(i)	Classification as trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current.

Trade receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognised at fair value. The group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method.

(b)	Financial assets

The group classifies the following as financial assets recognised at fair value through profit or loss (FVPL) as part of Immuron’s strategic investment in Ateria:

●	Immuron was entitled to 735,000 share options with a total exercise price of £1,470,000 that expired on 31 July 2023. Immuron elected not to exercise 735,000 share options during the period ending 31 December 2023.

●	Immuron may receive up to 471,306 shares as Ateria consideration receivable based on performance targets which is deemed highly probable for the period ending 31 December 2023. Refer to Note 9 for further information.

Financial assets mandatorily measured at FVPL include the following:

	Consolidated entity
	31 December	30 June
	2023	2023
	$	$
Current assets
Financial assets	1,205,375	1,834,034

(i)	Recognised fair value measurements

Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognised and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

Recurring fair value measurements	Level 1	Level 2	Level 3	Total
At 31 December 2023	$	$	$	$
Financial assets
Ateria share options	-	-	-	-
Ateria contingent consideration receivable	-	-	1,205,375	1,205,375
Total financial assets	-	-	1,205,375	1,205,375

(i)	Recognised fair value measurements (continued)

Fair value hierarchy (continued)

There were no transfers between different levels for recurring fair value measurements during the period.

The group’s policy is to recognise transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-thecounter derivatives) is determined using valuation techniques that maximise the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Valuation techniques used to determine fair values

The assessed fair value of Ateria contingent consideration receivable at reporting date was determined at arm’s length using the last offered share price of £1.38 on 24 November 2023 and the expected number of shares to be received of 471,306. Given positive progress being made in establishing brand identity and sales growth, the most recent capital raising price continues to be the best determination of fair value for Ateria’s shares given that they do not trade on an active market. No reasonably possible changes would result in a material change in value.

The number of shares to be received in Ateria is dependent on the financial performance of Ateria. If Ateria achieves a revenue goal for the calendar year 2023 of above £1 million, the number of shares to be received reduces on a linear basis. No shares are received if revenue exceeds £3,191,732. At the reporting date, Immuron expects 100% of shares to be received.

(ii)	Amounts recognised in profit or loss

During the half-year, the following losses were recognised in profit or loss:

	Consolidated entity
	31 December	31 December
	2023	2022
	$	$
Fair value gains/(losses) to financial assets	(585,070)	(63,092)

		Level 2	Level 3	Total
Reconciliation	Note	$	$	$
Balance at 1 July 2023		221,620	1,612,414	1,834,034
Fair value gains/(losses) to financial assets		(221,620)	(363,450)	(585,070)
Fair Value at 31 December 2023		-	1,248,964	1,248,964
Share of the loss in Ateria for the period	11(b)(i)	-	(43,589)	(43,589)
Balance at 31 December 2023		-	1,205,375	1,205,375